Financial (Income) and Expenses (Details) - Schedule of financial expenses - Financial Expenses [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial (Income) and Expenses (Details) - Schedule of financial expenses [Line Items]
Revaluation of financial liabilities at fair value through profit or loss		$ 2,183	$ 893
Foreign currency transaction loss, net		1,186
Revaluation of liability in respect of government grants	138	69	40
Finance expense in respect of lease liability	37	6	5
Others	6	80	21
Total	$ 181	$ 3,524	$ 959